Schedule of Investments
September 30, 2023 (unaudited)
AmericaFirst Large Cap Share Buyback Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.06%

Air Freight & Logistics - 2.04%
Expeditors International of Washington, Inc. (2)	461	52,843

Capital Markets - 2.23%
Ameriprise Financial, Inc.	175	57,694

Consumer Finance - 3.76%
Discover Financial Services	519	44,961
Synchrony Financial	1,714	52,397

		97,358

Consumer Staples Distribution - 0.00%
Koninklijke Ahold Delhaize NV ADR	1	30

Distributors - 1.84%
LKQ Corp.	963	47,678

Electrical Utilities - 2.28%
NRG Energy, Inc.	1,530	58,936

Ground Transportation - 2.78%
Old Dominion Freight Line, Inc. (2)	176	72,009

Health Care Providers & Services - 4.33%
Cardinal Health, Inc.	620	53,828
McKesson Corp.	134	58,270

		112,098

Household Durables - 2.07%
NVR, Inc. (2)	9	53,670

IT Services - 3.98%
Gartner, Inc. (2)	162	55,665
VeriSign, Inc. (2)	233	47,189

		102,854

Insurance - 9.13%
Aflac, Inc.	794	60,940
Loews Corp.	906	57,359
MetLife, Inc.	1,011	63,602
Principal Financial Group, Inc.	752	54,197

		236,098

Interactive Media & Services - 4.64%
Alphabet, Inc. Class A (2)	428	56,008
Meta Platforms Inc.-Class A (2)	213	63,945

		119,953

Machinery - 4.75%
Caterpillar, Inc.	247	67,431
Deere & Co.	147	55,475

		122,906

Metals & Mining - 4.69%
Nucor Corp.	389	60,820
Steel Dynamics, Inc.	563	60,365

		121,185

Motor Vehicles & Passenger Car Bodies- 2.00%
General Motors Co.	1,571	51,796

Oil, Gas, and Consumable Fuels - 20.78%
Chevron Corp. (2)	300	50,586
ConocoPhillips	504	60,379
Coterra Energy Inc	2,031	54,939
EQT Corporation	1,454	59,003
Marathon Oil	2,217	59,305
Marathon Petroleum Corp.	481	72,795
Occidental Petroleum Corp.	885	57,419
Pioneer Natural Resources Co.	247	56,698
Valero Energy Corp. (2)	468	66,320

		537,444

Retail-Eating Places - 1.83%
Darden Restaurants Inc	330	47,263

Semiconductors - 6.73%
Applied Materials, Inc.	423	58,564
KLA Corp.	126	57,791
Lam Research Corp.	92	57,663

		174,018

Software - 4.30%
Fair Isaac Corp. (2)	68	59,060
Microsoft Corp. (2)	165	52,099

		111,159

Electronic Computers - 4.14%
Apple, Inc.	306	52,390
Dell Technologies Inc. (2)	795	54,776

		107,166

Specialty Retail - 6.12%
AutoZone, Inc. (2)	21	53,340
Lowe's Cos., Inc.	256	53,207
O'Reilly Automotive, Inc. (2)	57	51,805

		158,352

Trading Companies & Distribution - 2.63%
United Rentals, Inc. (2)	153	68,019

Total Common Stock	(Cost $ 2,230,333.77)	2,510,529

Money Market Registered Investment Companies - 2.43%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 5.43% (3)	62,492	62,492

Total Money Market Registered Investment Companies	(Cost $ 62,492)	62,492

Total Investments - 99.48%	(Cost $ 1,022,599)	2,573,021

Other Assets Less Liabilities - 0.52%		13,576

Total Net Assets - 100.00%		2,586,597

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$2,573,021	$-
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,573,021	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2023.